BlackRock Global Allocation Fund, Inc.

(the “Fund”)

Supplement dated June 1, 2012
to the Prospectus dated February 28, 2012

and the Statement of Additional Information dated February 28, 2012

Effective June 1, 2012, the Fund’s Prospectus and Statement of Additional Information are amended as set forth below:

The fifth paragraph in the section of the Prospectus entitled “Management of the Fund – BlackRock” is deleted and replaced with the following:

BlackRock has agreed to voluntarily waive a portion of its management fee payable by the Fund so that such fee is reduced for average daily net assets of the Fund as follows:

In Excess of	Not Exceeding	Rate Waived to
$0	$10 billion	0.75%
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	$60 billion	0.62%
$60 billion	$80 billion	0.61%
$80 billion	—	0.60%

The second paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” is deleted and replaced with the following:

Effective June 1, 2012, the Manager has voluntarily agreed to waive a portion of its fees payable by the Fund so that such fee is reduced for average daily net assets of the Fund as follows:

In Excess of	Not Exceeding	Rate Waived to
$0	$10 billion	0.75%
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	$60 billion	0.62%
$60 billion	$80 billion	0.61%
$80 billion	—	0.60%

Prior to June 1, 2012, the Manager had voluntarily agreed to waive a portion of its fees payable by the Fund so that such fee was reduced for average daily net assets of the Fund as follows:

In Excess of	Not Exceeding	Rate Waived to
$0	$10 billion	0.75%
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	—	0.62%

Shareholders should retain this Supplement for future reference.

Code: PR&SAI-10810-0612SUP